Other Accounts Receivable and Prepaid Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other Accounts Receivable and Prepaid Expenses [Abstract]
Government departments	$ 16,494	$ 15,097
Employees	619	365
Prepaid expenses and advances to suppliers	26,597	22,634
Restricted deposits	22	2,405
Related Parties	273	1,865
Other	910	3,312
Total	$ 44,915	$ 45,678